Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property and Equipment [Abstract]
Schedule of Property and Equipment and Related Accumulated Depreciation

Set forth below are the composition of property and equipment and the related accumulated depreciation, grouped by major classifications, as well as the changes therein for the respective years:

	Cost					Accumulated depreciation					Net book value
	Balance at beginning of year	Additions during year	Reductions during year	Foreign currency translation reserve	Balance at end of year	Balance at beginning of year	Additions during year	Reductions during year	Foreign currency translation reserve	Balance at end of year	Balance at end of year
Composition in 2025:
Land	71	-	(71)	-	-	-	-	-	-	-	-
Plant and equipment	948	520	-	69	1,537	493	98	-	48	639	898
Office equipment	67	5	-	10	82	32	13	-	6	51	31
	1,086	525	(71)	79	1,619	525	111	-	54	690	929
Composition in 2024:
Land	87	-	-	(16)	71	-	-	-	-	-	71
Plant and equipment	959	-	-	(11)	948	418	80	-	(5)	493	455
Office equipment	33	33	-	1	67	25	7	-	-	32	35
	1,079	33	-	(26)	1,086	443	87	-	(5)	525	561
Composition in 2023:
Land	77	-	-	10	87	-	-	-	-	-	87
Plant and equipment	966	-	-	(7)	959	326	95	-	(3)	418	541
Office equipment	28	6	-	(1)	33	23	3	-	(1)	25	8
	1,071	6	-	2	1,079	349	98	-	(4)	443	636